Credit card receivables (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total receivables	$ 1,730,357	$ 1,136,344
Total	$ 14,619,312	$ 14,488,304
Total percentage	100.00%	100.00%
Installments Not Overdue Due [Member]
IfrsStatementLineItems [Line Items]
Total receivables	$ 12,976,644	$ 13,076,862
Total receivables percertage	88.80%	90.30%
Installments Not Overdue Due [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total receivables	$ 5,988,227	$ 6,263,292
Total receivables percertage	41.00%	43.20%
Installments Not Overdue Due [Member] | Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Total receivables	$ 2,497,783	$ 2,485,690
Total receivables percertage	17.10%	17.20%
Installments Not Overdue Due [Member] | Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total receivables	$ 1,405,428	$ 1,364,089
Total receivables percertage	9.60%	9.40%
Installments Not Overdue Due [Member] | Later than three months [member]
IfrsStatementLineItems [Line Items]
Total receivables	$ 3,085,206	$ 2,963,791
Total receivables percertage	21.10%	20.50%
Installments Overdue [Member]
IfrsStatementLineItems [Line Items]
Total receivables	$ 1,642,668	$ 1,411,442
Total receivables percertage	11.20%	9.70%
Installments Overdue [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total receivables	$ 411,881	$ 349,263
Total receivables percertage	2.80%	2.40%
Installments Overdue [Member] | Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Total receivables	$ 176,988	$ 170,962
Total receivables percertage	1.30%	1.20%
Installments Overdue [Member] | Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total receivables	$ 147,486	$ 141,310
Total receivables percertage	1.00%	0.90%
Installments Overdue [Member] | Later than three months [member]
IfrsStatementLineItems [Line Items]
Total receivables	$ 906,313	$ 749,907
Total receivables percertage	6.10%	5.20%